Cover	12 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	INTEGRATED VENTURES, INC.
Entity Central Index Key	0001520118
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer